Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	83 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000132089
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kopernik Global All-Cap Fund, Class I Shares
C000157593
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kopernik International Fund, Class I Shares
C000157592
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kopernik International Fund, Investor Shares
Without Sales Load [Member] | C000132088
Average Annual Return [Line Items]
Average Annual Return, Percent		41.79%	16.85%		13.89%
Without Sales Load [Member] | C000132089
Average Annual Return [Line Items]
Average Annual Return, Percent		42.14%	17.13%		14.16%
Without Sales Load [Member] | C000157593
Average Annual Return [Line Items]
Average Annual Return, Percent		31.63%	12.52%		10.63%
Without Sales Load [Member] | C000157592
Average Annual Return [Line Items]
Average Annual Return, Percent		31.31%	12.23%	11.59%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1],[2]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%		11.31%
MSCI ACWI Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (USD) (NR)
Average Annual Return, Percent		22.64%	14.61%		11.31%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[6]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		24.93%	11.18%		7.67%
MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[8]	MSCI ACWI ex USA Index (USD) (NR)
Average Annual Return, Percent		24.93%	11.18%	9.75%

[1]	ACWI – All Country World Index
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	ACWI – All Country World Index
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	ACWI – All Country World Index
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).